Subsequent Events	6 Months Ended
Jun. 30, 2012
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS [Abstract]
SUBSEQUENT EVENTS
NOTE 16: SUBSEQUENT EVENTS

(a)	On July 3, 2012, Navios Holdings received $1,300 as a dividend distribution from its affiliate Navios Acquisition.

(b)
On July 10, 2012, Navios Holdings and Navios Maritime Finance (US) Inc. issued $88,000 in aggregate principal amount of 8 7/8% First Priority Ship Mortgage Notes due 2017 (the "Notes") at par value. The terms of the Notes are identical to the $400,000 of 8 7/8% First Priority Ship Mortgage Notes due 2017 that were issued in November 2009 (the "Existing Notes") and are secured by first priority ship mortgages on 17 drybulk vessels owned by certain subsidiary guarantors and certain other associated property and contract rights. The Notes and the Existing Notes will be treated as a single class for all purposes under the indenture (including, without limitation, waivers, amendments, redemptions and other offers to purchase) and the Notes will rank equally with the Existing Notes. Under a registration rights agreement entered into in connection with the Notes, the Company and the subsidiary guarantors filed a registration statement with the SEC on July 20, 2012 and the exchange offer in respect of the Notes is expected to be completed not later than 120 days after the issuance date of the Notes.

(c)
On July 9 and 10, 2012, Navios Holdings repaid in full the outstanding amounts of $39,750 under its loan facility with Dekabank, and $48,800 under its loan facility with DNB Nor Bank, respectively, using the proceeds of the Notes issued on July 10, 2012.

(d)	On July 24 , 2012, Navios Holdings repaid in full the outstanding amount of its $20,000 unsecured bond due in July 2012.

(e)	On August 13, 2012, Navios Holdings received $7,259 as a dividend distribution from its affiliate Navios Partners.

(f)
On August 20, 2012, the Board of Directors of Navios Holdings declared a dividend of $0.06 per share of common stock, which will be paid on October 4, 2012 to stockholders of record on September 18, 2012.